Note 5 - Vessels, Net (Details) - Summary of Vessels - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Vessels [Abstract]
Balance, January 1, 2014	$ 140,389,916	$ 137,960,194
Balance, January 1, 2014	(29,239,689)	(32,496,457)
Balance, January 1, 2014	111,150,227	105,463,737
- Impairment loss		(18,894,213)
- Impairment loss		15,394,213
- Impairment loss	(1,641,885)	(3,500,000)	$ (78,207,462)
Ending balance, costs	124,748,377	140,389,916	137,960,194
Ending balance, accumulated depreciation	(35,790,625)	(29,239,689)	(32,496,457)
Ending balance, net book value	88,957,752	111,150,227	105,463,737
- Depreciation for the year	(10,995,023)	(12,137,445)	$ (19,983,772)
- Sale of vessels	(10,550,000)
- Sale of vessels	3,666,244
- Sale of vessels	(6,883,756)
- Vessel held for sale	(5,091,539)
- Vessel held for sale	777,843
- Vessel held for sale	$ (4,313,696)
- Purchase of vessel		$ 21,323,935